Loans and Allowance for Credit Losses - Schedule of Participating Mortgage Loans (Details) - Loan Participations and Assignments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 1,542,358	$ 1,132,502
Non-performing Loan Rate (%)	0.55%	0.88%
Gross Charge-offs	$ 3	$ 0
Commercial Portfolio Segment | Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 1,024,131	$ 732,425
Non-performing Loan Rate (%)	0.83%	1.36%
Gross Charge-offs	$ 0	$ 0
Commercial Portfolio Segment | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 422,042	$ 362,898
Non-performing Loan Rate (%)	0.00%	0.00%
Gross Charge-offs	$ 0	$ 0
Commercial Portfolio Segment | Commercial construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 96,134	$ 37,081
Non-performing Loan Rate (%)	0.00%	0.00%
Gross Charge-offs	$ 0	$ 0
Commercial Portfolio Segment | Business banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 51	$ 98
Non-performing Loan Rate (%)	0.00%	0.00%
Gross Charge-offs	$ 3	$ 0